Note 4 - Inventory: Schedule of Inventory, Current (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Details
Inventory, Raw Materials, Gross	$ 143,154	$ 226,680
Inventory, Finished Goods, Gross	513,877	182,179
Inventory Adjustments		(18,732)
Inventory, net of inventory allowance	$ 657,031	$ 390,127